CONSOLIDATED FINANCIAL STATEMENT DETAILS - Property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Feb. 24, 2022
Property, plant and equipment
Balance at January 1, 2023	$ 7,741.4
Capitalized interest	108.9	$ 66.5
Reversals of impairment charges		243.2
Balance at December 31, 2023	7,963.2	7,741.4
Assets under construction	831.1	649.6
Assets not being depreciated	$ 2,982.5	$ 2,731.2
Capitalized interest, weighted average borrowing rate	6.56%	4.78%
Right of use assets	$ 31.7	$ 48.9
Right-of-use assets for lease arrangements entered	7.9	14.8
Depreciation for leased right-of-use assets	14.3	20.1
Great Bear Resources Ltd. ("Great Bear")
Property, plant and equipment
Significant pre-development properties	1,492.0	1,402.9	$ 0.3
Cost
Property, plant and equipment
Balance at January 1, 2023	19,140.7	21,602.4
Additions	1,233.1	781.1
Acquisitions		1,368.4
Capitalized interest	108.9	66.5
Disposals	(117.9)	(4,677.9)
Change in reclamation and remediation obligations	102.3	(6.4)
Other	16.9	6.6
Balance at December 31, 2023	20,484.0	19,140.7
Accumulated depreciation, depletion, amortization and impairment
Property, plant and equipment
Balance at January 1, 2023	(11,399.3)	(13,984.7)
Disposals	102.7	3,738.5
Depreciation, depletion and amortization	(1,224.2)	(909.9)
Impairment charges		(243.2)
Balance at December 31, 2023	(12,520.8)	(11,399.3)
Land, plant and equipment
Property, plant and equipment
Balance at January 1, 2023	3,349.7
Balance at December 31, 2023	3,486.5	3,349.7
Assets under construction	542.0	338.4
Assets not being depreciated	806.6	593.5
Land, plant and equipment | Cost
Property, plant and equipment
Balance at January 1, 2023	9,515.2	10,524.5
Additions	677.5	463.9
Acquisitions		0.6
Capitalized interest	23.3	17.9
Disposals	(110.2)	(1,496.0)
Other	32.8	4.3
Balance at December 31, 2023	10,138.6	9,515.2
Land, plant and equipment | Accumulated depreciation, depletion, amortization and impairment
Property, plant and equipment
Balance at January 1, 2023	(6,165.5)	(6,886.3)
Disposals	102.7	1,326.6
Depreciation, depletion and amortization	(589.3)	(490.7)
Impairment charges		(115.1)
Balance at December 31, 2023	(6,652.1)	(6,165.5)
Development and operating properties
Property, plant and equipment
Balance at January 1, 2023	2,988.8
Balance at December 31, 2023	2,984.7	2,988.8
Assets under construction	267.4	311.2
Assets not being depreciated	683.9	734.8
Development and operating properties | Cost
Property, plant and equipment
Balance at January 1, 2023	8,222.6	10,560.6
Additions	532.7	310.1
Capitalized interest	19.4	18.9
Disposals	(7.7)	(2,825.9)
Change in reclamation and remediation obligations	102.3	(6.4)
Other	(15.9)	3.5
Balance at December 31, 2023	8,853.4	8,222.6
Transferred to capitalized development		161.8
Transfers		161.8
Development and operating properties | Accumulated depreciation, depletion, amortization and impairment
Property, plant and equipment
Balance at January 1, 2023	(5,233.8)	(7,098.4)
Disposals	0.0	2,411.9
Depreciation, depletion and amortization	(634.9)	(419.2)
Impairment charges		(128.1)
Balance at December 31, 2023	(5,868.7)	(5,233.8)
Pre-development properties
Property, plant and equipment
Balance at January 1, 2023	1,402.9
Balance at December 31, 2023	1,492.0	1,402.9
Assets under construction	21.7
Assets not being depreciated	1,492.0	1,402.9
Exploration and evaluation expenses, capitalised	89.2	36.8
Exploration and evaluation expenses	68.5	87.0
Pre-development properties | Cost
Property, plant and equipment
Balance at January 1, 2023	1,402.9	517.3
Additions	22.9	7.1
Acquisitions		1,367.8
Capitalized interest	66.2	29.7
Disposals	0.0	(356.0)
Other	0.0	(1.2)
Balance at December 31, 2023	1,492.0	1,402.9
Transferred to capitalized development		(161.8)
Transfers		(161.8)
Pre-development properties | Accumulated depreciation, depletion, amortization and impairment
Property, plant and equipment
Balance at January 1, 2023	0.0
Disposals	0.0
Depreciation, depletion and amortization	0.0
Balance at December 31, 2023	0.0	0.0
Exploration and evaluation assets
Property, plant and equipment
Balance at January 1, 2023	1,476.3
Capitalized interest	66.3	29.2
Balance at December 31, 2023	1,569.7	1,476.3
Exploration and evaluation expenses, capitalised	93.4	44.8
Exploration and evaluation expenses	$ 158.9	$ 135.9